CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 6 months ended Jun. 30, 2015 - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earning (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2014	$ 37,809	$ (866)	$ 297,987	$ (28,242)	$ 12,335	$ 319,023
Balance (in shares) at Dec. 31, 2014	37,808,777
Net income				388		$ 388
Common stock issued from option exercises, net of tax benefits (in shares)						0
Common stock issued as restricted shares, net of tax benefits	$ 49		(49)
Common stock issued as restricted shares, net of tax benefits (in shares)	49,460
Stock-based compensation			1,040			$ 1,040
Other comprehensive income net of reclassification adjustments and tax					(4,697)	(4,697)
Balance at Jun. 30, 2015	$ 37,858	$ (866)	$ 298,978	$ (27,854)	$ 7,638	$ 315,754
Balance (in shares) at Jun. 30, 2015	37,858,237